Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Net sales	$ 3,614.7	$ 2,908.7	$ 2,606.8
Cost of goods sold	2,301.2	1,857.0	1,673.1
Gross profit	1,313.5	1,051.7	933.7
Selling, general and administrative expenses	461.2	389.6	415.8
Research and development expenses	38.0	34.3	32.8
Restructuring expenses	0.0	11.1	84.4
Asbestos adjustments loss	131.7	143.9	58.2
Operating income	682.6	472.8	342.5
Interest, net	39.3	47.8	54.4
Loss on early debt extinguishment	0.0	13.1	0.0
Other expense (income)	0.2	(0.1)	0.1
Income before income taxes	643.1	412.0	288.0
Income tax expense	184.0	149.2	46.5
Net income	$ 459.1	$ 262.8	$ 241.5
Income per share:
Basic (in dollars per share)	$ 1.03	$ 0.59	$ 0.55
Diluted (in dollars per share)	$ 1.03	$ 0.59	$ 0.54
Weighted average common shares outstanding (Millions):
Basic (in shares)	444.9	443.7	442.6
Diluted (in shares)	445.9	445.4	444.1
Comprehensive income, net of tax:
Net income	$ 459.1	$ 262.8	$ 241.5
Pension adjustments	(0.7)	(0.4)	0.8
Currency translation adjustments	(14.7)	55.9	(32.6)
Comprehensive income	$ 443.7	$ 318.3	$ 209.7